1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Kristin m. hester kristin.hester@dechert.com +1 212 649 8796 Direct +1 212 698 3599 Fax

February 3, 2015

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      Old Westbury Funds, Inc.

Securities Act File No. 333-66528

Post-Effective Amendment No. 57

Investment Company Act File No. 811-07912

Amendment No. 58

Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Company”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 57 (the “Amendment”) to the Company’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of reflecting a change in the investment strategy for the Old Westbury Strategic Opportunities Fund and making other non-material changes to the prospectus and statement of additional information. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 649-8796.

Very truly yours,

/s/ Kristin M. Hester__

Kristin M. Hester